Revenues - Schedule of Breakout of Revenue (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 476	$ 456	$ 223	$ 700	$ 447	$ 764	$ 1,117
Product revenue
Disaggregation of Revenue [Line Items]
Revenue		233				95	0
Management fees - related party
Disaggregation of Revenue [Line Items]
Revenue		223				669	892
Consulting revenue
Disaggregation of Revenue [Line Items]
Revenue		$ 0				$ 0	$ 225